N-2 - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Prospectus [Line Items]
Document Period End Date			Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key			0000793040
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Ellsworth Growth and Income Fund Ltd.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests. The Fund invests primarily in convertible and equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of the Fund’s common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, the Fund repurchased and retired 26,604 and 174,742 of its common shares at investments of $254,817 and $1,461,130, respectively, at average discounts of approximately 11.48% and 13.83% from NAV.

Transactions in shares of common shares of beneficial interest for the six months ended March 31, 2025 and the fiscal year ended September 30, 2024 were as follows:

	Six Months Ended
	March 31, 2025		Year Ended
	(Unaudited)		September 30, 2024
	Shares	Amount	Shares	Amount

Increase in net assets from common shares issued upon reinvestment of distributions	62,041	$607,379	67,446	$545,637
Decrease in net assets from repurchase of common shares	(26,604)	(254,817)	(174,742)	(1,461,130)
Net increase/(decrease)	35,437	$352,562	(107,296)	$(915,493)

As of March 31, 2025, the Fund had an effective shelf registration, available through January 4, 2027, authorizing the issuance of $100 million in common or preferred shares.

The liquidation value of the Series A Cumulative Preferred Shares (Series A Preferred) is $25 per share. The Series A Preferred has an annual dividend rate of 5.250% and is callable at the Fund’s option. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than the $25 liquidation value per share. During the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, the Fund repurchased and retired 1,500 and 45,004 Series A Preferred, at investments of $35,580 and $1,035,839 at average discounts of approximately 5.20% and 7.93%, from its liquidation value.

On July 1, 2022, the Fund issued 2,503,000 shares of Series B Cumulative Preferred Shares (Series B Preferred) receiving $24,887,500 million after the deduction of offering expenses of $124,517, and issued 120,000 shares of Series B Preferred on May 4, 2023, receiving $1,190,000 after deducting offering expenses. The Series B Preferred shares have a liquidation value of $10 per share, and were issued with an annual dividend rate of 4.40%. On June 27, 2024, 475,000 shares of Series B preferred were put back to the Fund at their liquidation preference of $10 per share. On April 17, 2023, the Board approved an increase in the Series B annual dividend rate to 5.20%. On June 26, 2023, 1,320,000 shares of Series B Preferred were put back to the Fund at their liquidation preference of $10 per share. The Series B Preferred are callable at any time at the Fund’s option. Distributions are paid semiannually at an annual rate of 5.20%. At March 31, 2025, 828,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $113,620.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of preferred shares, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their respective liquidation values plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The following table summarizes Cumulative Preferred Shares information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2025 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	3/31/2025	Net Proceeds	Rate Range	3/31/2025	3/31/2025
A 5.250%	September 18, 2017	unlimited	1,120,811	$28,855,381	Fixed Rate	5.250%	$20,431
B 5.200%	July 1, 2022	unlimited	828,000	$24,887,500	Fixed Rate	5.200%	$113,620

The holders of preferred shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2025 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	3/31/2025	Net Proceeds	Rate Range	3/31/2025	3/31/2025
A 5.250%	September 18, 2017	unlimited	1,120,811	$28,855,381	Fixed Rate	5.250%	$20,431
B 5.200%	July 1, 2022	unlimited	828,000	$24,887,500	Fixed Rate	5.200%	$113,620

Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of preferred shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of preferred shares, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their respective liquidation values plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

Outstanding Security, Not Held [Shares]		1,948,811
Common Stock [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 10.38	$ 10.38
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		13,676,849
Series A Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 28,020	$ 28,020	$ 28,058	$ 29,183	$ 29,961	$ 30,000	$ 30,000
Senior Securities Coverage per Unit	[1]	$ 122.81	$ 122.81	$ 120.93	$ 98.32	$ 82.61	$ 188.94	$ 169.66
Preferred Stock Liquidating Preference		$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[2]		$ 22.85	$ 22.39	$ 23.04	$ 24.82	$ 26.10	$ 25.59
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		A 5.250%
Outstanding Security, Not Held [Shares]		1,120,811	1,121,000	1,122,000	1,167,000	1,198,000	1,200,000	1,200,000
Series B Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 8,280	$ 8,280	$ 8,280	$ 13,030	$ 25,030
Senior Securities Coverage per Unit	[1]	$ 49.12	$ 49.12	$ 48.37	$ 39.33	$ 33.04
Preferred Stock Liquidating Preference		$ 10.00	10.00	10.00	10.00	10.00
Senior Securities Average Market Value per Unit	[2],[3]		$ 10.00	$ 10.00	$ 10.00	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		B 5.200%
Outstanding Security, Not Held [Shares]		828,000	828,000	828,000	1,303,000	2,503,000

[1]	Asset coverage per share is calculated by combining all series of Preferred stock.
[2]	Based on weekly prices.
[3]	The Series B Preferred is a private placement and is not listed on an exchange, nor does the Fund expect a secondary market to develop. The average market price shown is the $10 liquidation preference of the Series B Preferred.